FEDERAL HOME LOAN BANK ADVANCES (Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Debt Instrument [Line Items]
Weighted-average interest rate	0.65%
Federal Home Loan Bank advances: long-term	$ 111,696		$ 17,500
Convertible Debt [Member]
Debt Instrument [Line Items]
Maturity range, minimum	Jun. 22, 2016
Maturity range, maximum	Jul. 27, 2017
Weighted-average interest rate	4.44%	[1]
Stated interest rate range, minimum	4.26%
Stated interest rate range, maximum	5.16%
Federal Home Loan Bank advances: long-term	12,500		17,500
Adjustable Debt [Member]
Debt Instrument [Line Items]
Maturity range, minimum	May 06, 2016
Maturity range, maximum	Jun. 17, 2016
Weighted-average interest rate	0.26%	[1]
Stated interest rate range, minimum	0.26%
Stated interest rate range, maximum	0.28%
Federal Home Loan Bank advances: long-term	$ 99,196

[1]	For fiscal year ended 2014.